Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	877,426,577.78	36,794
Yield Supplement Overcollateralization Amount 02/28/22	32,452,276.49	0
Receivables Balance 02/28/22	909,878,854.27	36,794
Principal Payments	34,922,812.27	911
Defaulted Receivables	183,349.93	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	30,720,757.39	0
Pool Balance at 03/31/22	844,051,934.68	35,878

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.72%
Prepayment ABS Speed	1.98%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	4,696,166.58	181
Past Due 61-90 days	986,333.84	37
Past Due 91-120 days	167,607.39	7
Past Due 121+ days	0.00	0
Total	5,850,107.81	225

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	90,468.72
Aggregate Net Losses/(Gains) - March 2022	92,881.21
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.12%
Prior Net Losses/(Gains) Ratio	0.00%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	9,706,597.25
Actual Overcollateralization	9,706,597.25
Weighted Average Contract Rate	4.22%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	59.29

Flow of Funds	$ Amount
Collections	38,166,693.28
Investment Earnings on Cash Accounts	372.36
Servicing Fee	(758,232.38)
Transfer to Collection Account	-
Available Funds	37,408,833.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	887,770.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	10,543,199.17
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,706,597.25
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,259,408.54

Total Distributions of Available Funds	37,408,833.26

Servicing Fee	758,232.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	868,525,133.85
Principal Paid	34,179,796.42
Note Balance @ 04/15/22	834,345,337.43

Class A-1
Note Balance @ 03/15/22	136,015,133.85
Principal Paid	34,179,796.42
Note Balance @ 04/15/22	101,835,337.43
Note Factor @ 04/15/22	52.4924420%

Class A-2
Note Balance @ 03/15/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	305,780,000.00
Note Factor @ 04/15/22	100.0000000%

Class A-3
Note Balance @ 03/15/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	305,780,000.00
Note Factor @ 04/15/22	100.0000000%

Class A-4
Note Balance @ 03/15/22	79,150,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	79,150,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	27,870,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	27,870,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	13,930,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	13,930,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	969,628.30
Total Principal Paid	34,179,796.42
Total Paid	35,149,424.72

Class A-1
Coupon	0.39629%
Interest Paid	46,415.13
Principal Paid	34,179,796.42
Total Paid to A-1 Holders	34,226,211.55

Class A-2
Coupon	1.15000%
Interest Paid	293,039.17
Principal Paid	0.00
Total Paid to A-2 Holders	293,039.17

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0465384
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	36.8909093
Total Distribution Amount	37.9374477

A-1 Interest Distribution Amount	0.2392532
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	176.1845176
Total A-1 Distribution Amount	176.4237708

A-2 Interest Distribution Amount	0.9583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9583333

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	308.46
Noteholders' Third Priority Principal Distributable Amount	407.55
Noteholders' Principal Distributable Amount	283.99

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,322,098.97
Investment Earnings	243.33
Investment Earnings Paid	(243.33)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,775,507.32	$1,847,590.65	N/A
Number of Extensions	91	67	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.31%	0.19%	N/A